Vessels Net	6 Months Ended
Jun. 30, 2015
Vessels, Net [Abstract]
VESSELS, NET
NOTE 4: VESSELS, NET

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2013	$387,777	$(51,325)	$336,452
Additions	—	(16,223)	(16,223)
Balance at December 31, 2014	$387,777	$(67,548)	$320,229
Additions	99,363	(8,310)	91,053
Balance at June 30, 2015	$487,140	$(75,858)	$411,282
In June 2015, Navios Midstream exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste and the C. Dream from Navios Acquisition for an aggregate purchase price of $100,000. The aggregate purchase price consisted of 1,592,920 of Series A Units, issued to Navios Acquisition and $73,000 cash consideration.
The purchase price of the Nave Celeste consisted of 884,956 Series A Units issued to Navios Acquisition, valued at $15,062 and cash of $42,000. The purchase price of the C. Dream consisted of 707,964 Series A units issued to Navios Acquisition, and cash of $31,000. The number of Series A Units issued was calculated based on a price of $16.95 per unit, which was the volume weighted average trading price of the common units for the twenty business days immediately prior to the date of the acquisition. For accounting purposes, the Series A Units were valued based on the closing price of the common units on the day of the transaction, which was $17.02 per common unit. The additional capitalized costs for each of the Nave Celeste and C. Dream amounted to $125. The working capital acquired for the Nave Celeste and the C. Dream was $587 and $(1,586), respectively.
For each of the vessels Nave Celeste and C. Dream purchased from Navios Acquisition, the vessel acquisition was effected through the acquisition of all of the capital stock of the vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels, including the vessel and a charter-out contract. Management accounted for each acquisition as an asset acquisition under ASC 805. At the transaction date, the purchase price approximated the fair value of the assets acquired, which was determined based on a combination of methodologies including discounted cash flow analyses and independent valuation analyses.